UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2026

Date of reporting period: July 31, 2026

Item 1. Report to Stockholders.

(a)

Defined Duration 10 ETF (formerly known as Discipline Fund ETF) Ticker: DDX Listed on: Cboe BZX Exchange, Inc.	July 31, 2026 Annual Shareholder Report https://disciplinefunds.com/ddX-data/

This annual shareholder report contains important information about the Defined Duration 10 ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://disciplinefunds.com/ddX-data/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary. This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$22	0.24%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	One Year	Since Inception (9/20/2021)
Defined Duration 10 ETF - NAV	10.88%	2.64%
Solactive US Aggregate Bond Index	2.06%	-0.82%
Solactive GBS Global Markets All Cap USD Index	22.41%	11.07%
Custom blended benchmark[1]	11.32%	4.41%
Solactive GBS Emerging Markets Large & Mid Cap Index (Net Total Return)	34.59%	8.82%
Solactive GBS Developed Markets ex North America Large Index (Net Total Return)	24.78%	9.47%
Solactive GBS United States 1000 Index (Net Total Return)	18.71%	12.08%
Solactive US Aggregate Bond Index	2.06%	-0.82%
[1]20.25% Solactive GBS United States 1000 Index, 20.25% Solactive GBS Developed Markets ex North America Large & Mid Cap Index, 4.5% Solactive GBS Emerging Markets Large & Mid Cap Index, 55% Solactive US Aggregate Bond Index.

The Solactive US Aggregate Bond Index and the Solactive GBS Global Markets All Cap Index are provided as broad measures of market performance. The Custom Blended Benchmark is provided as a measure of the Fund’s investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties.

Visit https://disciplinefunds.com/ddX-data/ for more recent performance information.
Annual Shareholder Report: July 31, 2026

Defined Duration 10 ETF (formerly known as Discipline Fund ETF) Ticker: DDX Listed on: Cboe BZX Exchange, Inc.	July 31, 2026 Annual Shareholder Report https://disciplinefunds.com/ddX-data/

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund produced positive results over the Period, supported by a shorter average fixed income duration than the broad intermediate bond universe and by its global equity tilt. Foreign equities outperformed US equities over the Period, and the Fund's overweight global allocation benefited from that.

KEY FUND STATISTICS (as of Period End)
Net Assets	$71,619,503	Fund Advisory Fees	$175,564
# of Portfolio Holdings	9	Fees Waived and/or Expenses Reimbursed	$(24,725)
Portfolio Turnover Rate*	68%	Net Fund Advisory Fees	$150,839
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

FUND HOLDINGS (as a % of Net Assets)
Equity Funds		Bond Funds
State Street SPDR Portfolio Developed World ex-US ETF	15.3%	Vanguard Long-Term Treasury ETF	3.7%
Vanguard Morningstar Value ETF	14.5%
Vanguard FTSE Emerging Markets ETF	4.9%
Vanguard S&P 500 ETF	2.0%
Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated November 30, 2025, at https://disciplinefunds.com/ddX-data/ or upon request at (215) 330-4476.
Effective November 5, 2025, the investment advisory fee for the Fund was reduced to an annual rate of 0.25% of the Fund’s average daily net assets. Also effective November 5, 2025, the Fund’s name changed from “Discipline Fund ETF” to “Defined Duration 10 ETF” and the ticker symbol changed from “DSCF” to “DDX”.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://disciplinefunds.com/ddX-data/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2026

Defined Duration 20 ETF Ticker: DDXX Listed on: Cboe BZX Exchange, Inc.	July 31, 2026 Annual Shareholder Report https://disciplinefunds.com/ddXX-data/

This annual shareholder report contains important information about the Defined Duration 20 ETF (the “Fund”) for the period of November 12, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://disciplinefunds.com/ddXX-data/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$12	0.16%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
Since Inception (11/12/2025)
Defined Duration 20 ETF - NAV	13.01%
Solactive US Aggregate Bond Index	-0.85%
Solactive GBS Global Markets All Cap USD Index	12.22%
The Solactive US Aggregate Bond Index and the Solactive GBS Global Markets All Cap USD Index are provided as broad measures of market performance.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. .

Visit https://disciplinefunds.com/ddXX-data/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund operates in an unusual environment, with equity valuations elevated across most global markets. The Fund is deliberately built as a 100% equity allocation, and it currently matches its typical twenty-year horizon primarily through global value and quality exposure. The reason is equity duration. Value and quality companies deliver more of their cash flow in the nearer term, which shortens the effective duration of the equity sleeve and brings it closer to the Fund's twenty-year target than a growth-weighted allocation would. That positioning also helped as US technology and growth exposures remained volatile over the Period.

Annual Shareholder Report: July 31, 2026

Defined Duration 20 ETF Ticker: DDXX Listed on: Cboe BZX Exchange, Inc.	July 31, 2026 Annual Shareholder Report https://disciplinefunds.com/ddXX-data/

KEY FUND STATISTICS (as of Period End)
Net Assets	$18,375,972	Fund Advisory Fees	$18,598
# of Portfolio Holdings	9	Fees Waived and/or Expenses Reimbursed	$(6,695)
Portfolio Turnover Rate*	11%	Net Fund Advisory Fees	$11,903
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

FUND HOLDINGS (as a % of Net Assets)
State Street SPDR Portfolio Developed World ex-US ETF	24.1%
Vanguard Morningstar Value ETF	12.8%
iShares MSCI USA Min Vol Factor ETF	11.9%
iShares MSCI International Value Factor ETF	11.3%
Vanguard Morningstar Total Stock Market ETF	10.9%
Vanguard FTSE Emerging Markets ETF	10.6%
Vanguard FTSE All World ex-US Small-Cap ETF	9.5%
Vanguard Morningstar Small-Cap ETF	8.6%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://disciplinefunds.com/ddXX-data/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: July 31, 2026

Defined Duration 5 ETF Ticker: DDV Listed on: Cboe BZX Exchange, Inc.	July 31, 2026 Annual Shareholder Report https://disciplinefunds.com/ddv-data/

This annual shareholder report contains important information about the Defined Duration 5 ETF (the “Fund”) for the period of November 12, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://disciplinefunds.com/ddv-data/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$17	0.23%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
Since Inception (11/12/2025)
Defined Duration 5 ETF - NAV	2.80%
Solactive US Aggregate Bond Index	-0.85%
Solactive GBS Global Markets All Cap USD Index	12.22%
The Solactive US Aggregate Bond Index and the Solactive GBS Global Markets All Cap USD Index are provided as broad measures of market performance.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://disciplinefunds.com/ddv-data/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, the Fund benefited from continued high short-term interest rates and a tailwind from its income, value, and quality equity sleeve. Its low duration exposure helped limit the interest rate risk that affected many longer-dated bond funds over the Period. Relative to broader fixed income measures such as the Solactive U.S. Aggregate Bond Index, the Fund carries materially less sensitivity to rate movements. The Aggregate Index reflects whatever maturity profile the market supplies, and index-tracking funds accept that profile by design. The Fund’s construction targets an average five-year defined duration. This is central to our ethos of managing shorter-term risks within an asset-liability matching framework.

Annual Shareholder Report: July 31, 2026

Defined Duration 5 ETF Ticker: DDV Listed on: Cboe BZX Exchange, Inc.	July 31, 2026 Annual Shareholder Report https://disciplinefunds.com/ddv-data/

KEY FUND STATISTICS (as of Period End)
Net Assets	$17,965,596	Fund Advisory Fees	$19,183
# of Portfolio Holdings	6	Fees Waived and/or Expenses Reimbursed	$(1,535)
Portfolio Turnover Rate*	106%	Net Fund Advisory Fees	$17,648
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

FUND HOLDINGS (as a % of Net Assets)
Equity Funds		Treasury Notes/Bonds
State Street SPDR Portfolio Developed World ex-US ETF	7.0%	United States Treasury Note/Bond 3.88%, 04/30/2031	33.2%
Vanguard Morningstar Value ETF	5.2%	United States Treasury Note/Bond 3.50%, 03/15/2029	23.3%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://disciplinefunds.com/ddv-data/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: July 31, 2026

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	DDX		DDXX	DDV
	FYE 07/31/2026	FYE 07/31/2025	FYE 07/31/2026	FYE 07/31/2026
(a) Audit Fees	$8,750	$8,750	$7,250	$7,250
(b) Audit-Related Fees	N/A	N/A	N/A	N/A
(c) Tax Fees	$2,250	$2,250	$1,750	$1,750
(d) All Other Fees	N/A	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments
(a)

DEFINED DURATION 10 ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Par	Value
U.S. TREASURY SECURITIES - 44.5%
United States Treasury Note/Bond
3.50%, 03/15/2029	$14,078,000	$13,786,542
3.88%, 04/30/2031	18,512,000	18,060,770
TOTAL U.S. TREASURY SECURITIES (Cost $32,134,363)		31,847,312

EXCHANGE TRADED FUNDS - 40.4%	Shares
State Street SPDR Portfolio Developed World ex-US ETF	218,653	10,945,769
Vanguard FTSE Emerging Markets ETF	59,604	3,501,735
Vanguard Long-Term Treasury ETF	50,246	2,651,481
Vanguard Morningstar Value ETF	47,568	10,462,582
Vanguard S&P 500 ETF	2,061	1,415,186
TOTAL EXCHANGE TRADED FUNDS (Cost $22,729,810)		28,976,753

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 14.6%	Par
3.57%, 10/29/2026 (a)	$10,510,000	10,416,340
TOTAL U.S. TREASURY BILLS (Cost $10,419,965)		10,416,340

MONEY MARKET FUNDS - 0.0% (b)	Shares
First American Government Obligations Fund - Class X, 3.58% (c)	24,428	24,428
TOTAL MONEY MARKET FUNDS (Cost $24,428)		24,428

TOTAL INVESTMENTS - 99.5% (Cost $65,308,566)		$71,264,833
Other Assets in Excess of Liabilities - 0.5%		354,670
TOTAL NET ASSETS - 100.0%		$71,619,503

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of July 31, 2026.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

1

DEFINED DURATION 20 ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS - 99.7%
iShares MSCI International Value Factor ETF	47,679	$2,075,467
iShares MSCI USA Min Vol Factor ETF	22,263	2,180,216
State Street SPDR Portfolio Developed World ex-US ETF	88,422	4,426,405
Vanguard FTSE All World ex-US Small-Cap ETF	11,552	1,738,807
Vanguard FTSE Emerging Markets ETF	33,269	1,954,554
Vanguard Morningstar Small-Cap ETF	5,348	1,578,409
Vanguard Morningstar Total Stock Market ETF	5,445	2,004,903
Vanguard Morningstar Value ETF	10,727	2,359,404
TOTAL EXCHANGE TRADED FUNDS (Cost $17,461,033)		18,318,165

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.58% (a)	60,071	60,071
TOTAL MONEY MARKET FUNDS (Cost $60,071)		60,071

TOTAL INVESTMENTS - 100.0% (Cost $17,521,104)		$18,378,236
Liabilities in Excess of Other Assets - (0.0)% (b)		(2,264)
TOTAL NET ASSETS - 100.0%		$18,375,972

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

2

DEFINED DURATION 5 ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Par	Value
U.S. TREASURY SECURITIES - 56.5%
United States Treasury Note/Bond
3.50%, 03/15/2029	$4,282,000	$4,193,349
3.88%, 04/30/2031	6,111,000	5,962,045
TOTAL U.S. TREASURY SECURITIES (Cost $10,279,669)		10,155,394

EXCHANGE TRADED FUNDS - 12.3%	Shares
State Street SPDR Portfolio Developed World ex-US ETF	25,294	1,266,218
Vanguard Morningstar Value ETF	4,234	931,268
TOTAL EXCHANGE TRADED FUNDS (Cost $2,032,786)		2,197,486

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 30.6%	Par
3.57%, 10/29/2026 (a)	$5,546,000	5,496,577
TOTAL U.S. TREASURY BILLS (Cost $5,498,200)		5,496,577

MONEY MARKET FUNDS - 0.0% (b)	Shares
First American Government Obligations Fund - Class X, 3.58% (c)	3,165	3,165
TOTAL MONEY MARKET FUNDS (Cost $3,165)		3,165

TOTAL INVESTMENTS - 99.4% (Cost $17,813,820)		$17,852,622
Other Assets in Excess of Liabilities - 0.6%		112,974
TOTAL NET ASSETS - 100.0%		$17,965,596

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of July 31, 2026.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

3

DEFINED DURATION ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2026

	Defined Duration 10 ETF	Defined Duration 20 ETF	Defined Duration 5 ETF
ASSETS:
Investments, at value (See Note 2)	$71,264,833	$18,378,236	$17,852,622
Dividends receivable	77	179	11
Interest receivable	367,397	–	116,452
Total assets	71,632,307	18,378,415	17,969,085

LIABILITIES:
Payable to adviser (See Note 3)	12,804	2,443	3,489
Total liabilities	12,804	2,443	3,489
NET ASSETS	$71,619,503	$18,375,972	$17,965,596

NET ASSETS CONSISTS OF:
Paid-in capital	$68,861,911	$17,497,097	$17,885,408
Total distributable earnings	2,757,592	878,875	80,188
Total net assets	$71,619,503	$18,375,972	$17,965,596

Net assets	$71,619,503	$18,375,972	$17,965,596
Shares issued and outstanding (unlimited shares authorized without par value)	2,860,000	660,000	710,000
Net asset value per share	$25.04	$27.84	$25.30

COST:
Investments, at cost	$65,308,566	$17,521,104	$17,813,820

The accompanying notes are an integral part of these financial statements.

DEFINED DURATION ETFs

STATEMENTS OF OPERATIONS
For the Period Ended July 31, 2026

	Defined Duration 10 ETF	Defined Duration 20 ETF(a)	Defined Duration 5 ETF(a)
INVESTMENT INCOME:
Dividend income	$1,771,046	$179,030	$103,742
Interest income	453,501	—	160,351
Total investment income	2,224,547	179,030	264,093

EXPENSES:
Investment advisory fee (See Note 3)	175,564	18,598	19,183
Total expenses	175,564	18,598	19,183
Fee waiver from adviser (See Note 3)	(24,725)	(6,695)	(1,535)
Net expenses	150,839	11,903	17,648
NET INVESTMENT INCOME (LOSS)	2,073,708	167,127	246,445

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,130,182)	3,399	(20,009)
In-kind redemptions	107,147	216,307	12,360
Net realized gain (loss)	(2,023,035)	219,706	(7,649)

Net change in unrealized appreciation (depreciation) on:
Investments	6,103,839	857,132	38,802
Net change in unrealized appreciation (depreciation)	6,103,839	857,132	38,802
Net realized and unrealized gain (loss)	4,080,804	1,076,838	31,153
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,154,512	$1,243,965	$277,598

(a) Inception date of the Fund was November 12, 2025.
The accompanying notes are an integral part of these financial statements.

DEFINED DURATION ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Defined Duration 10 ETF		Defined Duration 20 ETF	Defined Duration 5 ETF
	Year ended July 31, 2026	Year ended July 31, 2025	Period ended July 31, 2026(a)	Period ended July 31, 2026(a)
OPERATIONS:
Net investment income (loss)	$2,073,708	$1,522,413	$167,127	$246,445
Net realized gain (loss)	(2,023,035)	(92,387)	219,706	(7,649)
Net change in unrealized appreciation (depreciation)	6,103,839	964,545	857,132	38,802
Net increase (decrease) in net assets from operations	6,154,512	2,394,571	1,243,965	277,598

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,115,173)	(1,469,722)	(148,783)	(185,050)
Total distributions to shareholders	(2,115,173)	(1,469,722)	(148,783)	(185,050)

CAPITAL TRANSACTIONS:
Shares sold	15,050,564	8,950,049	18,972,352	18,880,404
Shares redeemed	(752,973)	—	(1,691,562)	(1,007,356)
Net increase (decrease) in net assets from capital transactions	14,297,591	8,950,049	17,280,790	17,873,048

NET INCREASE (DECREASE) IN NET ASSETS	18,336,930	9,874,898	18,375,972	17,965,596

NET ASSETS:
Beginning of the period	53,282,573	43,407,675	—	—
End of the period	$71,619,503	$53,282,573	$18,375,972	$17,965,596

SHARES TRANSACTIONS
Shares sold	610,000	390,000	720,000	750,000
Shares redeemed	(30,000)	—	(60,000)	(40,000)
Total increase (decrease) in shares outstanding	580,000	390,000	660,000	710,000

(a) Inception date of the Fund was November 12, 2025.

The accompanying notes are an integral part of these financial statements.

DEFINED DURATION ETFs

 FINANCIAL HIGHLIGHTS

Defined Duration 10 ETF
	Year ended July 31,				Period ended July 31, 2022(a)
	2026	2025	2024	2023
PER SHARE DATA:

Net asset value, beginning of period	$23.37	$22.97	$21.92	$22.15	$25.00

INVESTMENT OPERATIONS:
Net investment income (b)(i)	0.82	0.74	0.65	0.45	0.39
Net realized and unrealized gain (loss) on investments (c)	1.69	0.37	0.96	(0.19)	(2.96)
Total from investment operations	2.51	1.11	1.61	0.26	(2.57)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.84)	(0.71)	(0.56)	(0.49)	(0.28)
Total distributions	(0.84)	(0.71)	(0.56)	(0.49)	(0.28)

Net asset value, end of period	$25.04	$23.37	$22.97	$21.92	$22.15

TOTAL RETURN (d)	10.88%	4.94%	7.48%	1.28%	-10.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$71,620	$53,283	$43,408	$34,856	$31,672
Ratio of expenses to average net assets:
Before expense waiver/recoupment (e)(f)	0.28% (h)	0.39%	0.39%	0.39%	0.39%
After expense waiver/recoupment (e)(f)	0.24% (h)	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets (e)(f)	3.34%	3.21%	2.97%	2.12%	1.94%
Portfolio turnover rate (d)(g)	68%	2%	13%	29%	25%

(a)	Inception date of the Fund was September 20, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective November 5, 2025, the Fund’s investment adviser has contractually agreed to reduce the management fee from 0.39% to 0.25% and waive (reduce) its management fee from 0.25% to 0.21% of the Fund’s average daily net assets.
(i)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

DEFINED DURATION ETFs

FINANCIAL STATEMENTS (CONTINUED)

Defined Duration 20 ETF

Period ended July 31, 2026 (a)
PER SHARE DATA:

Net asset value, beginning of period	$25.11

INVESTMENT OPERATIONS:
Net investment income (b)(h)	0.43
Net realized and unrealized gain (loss) on investments (c)	2.80
Total from investment operations	3.23

LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)
Total distributions	(0.50)

Net asset value, end of period	$27.84

TOTAL RETURN (d)	13.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,376
Ratio of expenses to average net assets:
Before expense waiver/recoupment (e)(f)	0.25%
After expense waiver/recoupment (e)(f)	0.16%
Ratio of net investment income (loss) to average net assets (e)(f)	2.25%
Portfolio turnover rate (d)(g)	11%

(a)	Inception date of the Fund was November 12, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Not annualized for period less than one year.
(e)	Annualized for period less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

DEFINED DURATION ETFs

FINANCIAL STATEMENTS (CONTINUED)

Defined Duration 5 ETF

Period ended July 31, 2026 (a)
PER SHARE DATA:

Net asset value, beginning of period	$25.02

INVESTMENT OPERATIONS:
Net investment income (b)(h)	0.58
Net realized and unrealized gain (loss) on investments (c)	0.11
Total from investment operations	0.69

LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)
Total distributions	(0.41)

Net asset value, end of period	$25.30

TOTAL RETURN (d)	2.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,966
Ratio of expenses to average net assets:
Before expense waiver/recoupment (e)(f)	0.25%
After expense waiver/recoupment (e)(f)	0.23%
Ratio of net investment income (loss) to average net assets (e)(f)	3.21%
Portfolio turnover rate (d)(g)	106%

(a)	Inception date of the Fund was November 12, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Not annualized for period less than one year.
(e)	Annualized for period less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

DEFINED DURATION ETFs

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026

NOTE 1 – ORGANIZATION

Defined Duration 10 ETF (formerly known as Discipline Fund ETF) (“DDX”), Defined Duration 20 ETF (“DDXX”), and Defined Duration 5 ETF (“DDV”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange	Diversification Classification
DDX	September 20, 2021	10,000	Cboe BZX Exchange, Inc.	Diversified
DDXX	November 12, 2025	10,000	Cboe BZX Exchange, Inc.	Non-diversified
DDV	November 12, 2025	10,000	Cboe BZX Exchange, Inc.	Non-diversified

The investment objective for each Fund is to:

Fund	Investment Objective
DDX	seek long-term growth of capital.
DDXX	seek long-term growth of capital.
DDV	seek long-term growth of capital.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. The Funds may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Funds’ shareholders. Transaction fees received by a particular Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is July 31, 2026, and the period covered by these Notes to Financial Statements is from August 1, 2025 to July 31, 2026 for DDX and from each Fund’s commencement of operations on November 12, 2025 to July 31, 2026 for DDXX and DDV (the “Current Fiscal Period”).

DEFINED DURATION ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

DEFINED DURATION ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of the Current Fiscal Period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
DDX
Investments:
U.S. Treasury Securities	$—	$31,847,312	$—	$31,847,312
Exchange Traded Funds	28,976,753	—	—	28,976,753
U.S. Treasury Bills	—	10,416,340	—	10,416,340
Money Market Funds	24,428	—	—	24,428
Total Investments	$29,001,181	$42,263,652	$—	$71,264,833

DDXX
Investments:
Exchange Traded Funds	$18,318,165	$—	$—	$18,318,165
Money Market Funds	60,071	—	—	60,071
Total Investments	$18,378,236	$—	$—	$18,378,236

DDV
Investments:
U.S. Treasury Securities	$—	$10,155,394	$—	$10,155,394
Exchange Traded Funds	2,197,486	—	—	2,197,486
U.S. Treasury Bills	—	5,496,577	—	5,496,577
Money Market Funds	3,165	—	—	3,165
Total Investments	$2,200,651	$15,651,971	$—	$17,852,622

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the Current Fiscal Period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

DEFINED DURATION ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Funds did not incur any interest or penalties.

D.Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if there are any, are paid by each Fund and are reflected in their Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Funds determine that it is more likely than not that the Funds will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an

DEFINED DURATION ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for each Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis for each Fund. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

I.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash and are not taxable to the Funds, and are not distributed to shareholders. As such, these reclassifications result in adjustments to distributable earnings and paid-in capital accounts. For the Current Fiscal Period, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
DDX	$(105,755)	$105,755
DDXX	$(216,307)	$216,307
DDV	$(12,360)	$12,360

DEFINED DURATION ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to each Fund and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

DDX	0.25%
DDXX	0.25%
DDV	0.25%

Effective November 5, 2025, DDX’s investment adviser has contractually agreed to waive (reduce) its management fee from 0.25% to 0.21% of the Fund’s average daily net assets. This Agreement will remain in place until November 30, 2026 unless terminated sooner with the consent of the Board of Trustees. Prior to November 5, 2025, the management fee was 0.39% and DDX’s investment adviser contractually agreed to waive all or a portion of its management fee, to the extent necessary to offset all or a portion of acquired fees and expenses. For the Current Fiscal Period, the Adviser waived $24,725 of its advisory fee.

The DDXX’s investment adviser has contractually agreed to reduce its management fee from 0.25% to 0.16% of the Fund’s average daily net assets. This Agreement will remain in place until November 30, 2026 unless terminated sooner by the Trustees. For the Current Fiscal Period, the Adviser waived $6,695 of its advisory fee.

The DDV’s investment adviser has contractually agreed to reduce its management fee from 0.25% to 0.23% of the Fund’s average daily net assets. This Agreement will remain in place until November 30, 2026 unless terminated sooner by the Trustees. For the Current Fiscal Period, the Adviser waived $1,535 of its advisory fee.

Orcam Financial Group, LLC dba Discipline Funds serves as investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

DEFINED DURATION ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
DDX	$37,622,690	$44,383,271
DDXX	1,209,022	1,208,232
DDV	10,451,096	7,788,420

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Creations	Redemptions
DDX	$10,623,363	$303,897
DDXX	18,918,488	1,677,951
DDV	10,275,281	623,522

For the Current Fiscal Period, purchases and sales of U.S. Government securities for each Fund were as follows:

	Purchases	Sales
DDX	$32,451,583	$334,479
DDXX	—	—
DDV	10,276,311	—

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the Current Fiscal Period ended, for DDX were as follows:

	DDX	DDXX	DDV
Tax cost of Investments	$65,672,722	$17,521,104	$17,816,002
Gross tax unrealized appreciation	6,342,596	914,561	166,176
Gross tax unrealized depreciation	(750,485)	(57,429)	(129,556)
Net tax unrealized appreciation (depreciation)	$5,592,111	$857,132	$36,620
Undistributed ordinary income	225,549	21,743	61,395
Undistributed long-term gain	—	—	—
Total distributable earnings	225,549	21,743	61,395
Other accumulated gain (loss)	(3,060,068)	—	(17,827)
Total accumulated gain (loss)	$2,757,592	$878,875	$80,188

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the Current Fiscal Period ended, the Funds’ did not defer any post-October capital or late-year losses.

DEFINED DURATION ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

For the Current Fiscal Period ended, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
DDX	$(234,340)	$(2,825,728)
DDXX	—	$—
DDV	(17,827)	$—
For the Current Fiscal Period, the Funds did not pay foreign withholding taxes.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the Current Fiscal Period and fiscal year ended July 31, 2025 were as follows:

	Current Fiscal Period	Fiscal Year Ended July 31, 2025
	Ordinary Income	Ordinary Income
DDX	$2,115,173	$1,469,722
DDXX(a)	148,783	N/A
DDV(a)	185,050	N/A

(a) Inception date of the Fund was November 12, 2025.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred subsequent to the Current Fiscal Period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Defined Duration 10 ETF, Defined Duration 20 ETF,
Defined Duration 5 ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Defined Duration 10 ETF (formerly known as Discipline Fund ETF), Defined Duration 20 ETF, and Defined Duration 5 ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of July 31, 2026, and with respect to Defined Duration 10 ETF, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years ended July 31, 2026 and the financial highlights for each of the four years ended July 31, 2026, with respect to Defined Duration 20 ETF and Defined Duration 5 ETF, the related statement of operations, the statement of changes in net assets and the financial highlights for the period November 12, 2025 (commencement of operations) to July 31, 2026 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2026, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

With respect to Defined Duration 10 ETF, the financial highlights for the period from September 20, 2021 (commencement of operations) to July 31, 2022 have been audited by other auditors, whose report dated September 28, 2022 expressed an unqualified opinion on such financial statement and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 29, 2026

DEFINED DURATION ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the Current Fiscal Period end, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

DDX	18.02%
DDXX	73.62%
DDV	8.14%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the Current Fiscal Period, were as follows:

DDX	0.03%
DDXX	0.00%
DDV	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Current Fiscal Period, were as follows:

DDX	0.00%
DDXX	0.00%
DDV	0.00%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	September 29, 2026